Long-term Employee Benefits - Schedule of Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net	$ 0	$ 55.6	$ (11.0)
Successor [Member] | Pension Plan [Member]
Net periodic benefit (credit) cost:
Service cost	0	15.4	17.0
Interest cost	0	22.9	21.2
Expected return on plan assets	0	(14.8)	(11.9)
Amortization of actuarial (gain) loss, net	0	(0.3)	0
Amortization of prior service cost	0	0	0
Curtailment gain	0	(7.3)	0
Settlement loss	0	0.1	0
Net periodic benefit cost	0	16.0	26.3
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net	0	60.6	(10.6)
Amortization of actuarial gain (loss), net	0	0.3	0
Prior service benefit	0	(4.3)	(0.4)
Amortization of prior service cost	0	0	0
Curtailment gain	0	7.3	0
Settlement loss	0	(0.1)	0
Net translation adjustment	0	(4.9)	0.6
Total (gain) loss recognized in other comprehensive income	0	58.9	(10.4)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	0	74.9	15.9
Successor [Member] | Other Postretirement Benefit Plan [Member]
Net periodic benefit (credit) cost:
Service cost	0	0.1	0.2
Interest cost	0	0.1	0.2
Amortization of actuarial (gain) loss, net	0	0.1	0
Amortization of prior service cost	0	(1.4)	0
Net periodic benefit cost	0	(1.1)	0.4
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net	0	(4.6)	(0.7)
Amortization of actuarial gain (loss), net	0	(0.1)	0
Prior service benefit	0	0	0
Amortization of prior service cost	0	1.4	0
Net translation adjustment	0	0	0.1
Total (gain) loss recognized in other comprehensive income	0	(3.3)	(0.6)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	0	(4.4)	(0.2)
Predecessor [Member]
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net				(1.1)	99.6
Predecessor [Member] | Pension Plan [Member]
Net periodic benefit (credit) cost:
Service cost				1.6	14.8
Interest cost				1.8	22.0
Expected return on plan assets				(1.9)	(18.4)
Amortization of actuarial (gain) loss, net				1.1	5.2
Amortization of prior service cost				0	0.2
Curtailment gain				0	0
Settlement loss				0	3.9
Net periodic benefit cost				2.6	27.7
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net				0	112.7
Amortization of actuarial gain (loss), net				(1.1)	(5.2)
Prior service benefit				0	(0.3)
Amortization of prior service cost				0	(0.2)
Curtailment gain				0	0
Settlement loss				0	(3.9)
Net translation adjustment				0	0
Total (gain) loss recognized in other comprehensive income				(1.1)	103.1
Total recognized in net periodic benefit cost and other comprehensive (income) loss				1.5	130.8
Predecessor [Member] | Other Postretirement Benefit Plan [Member]
Net periodic benefit (credit) cost:
Service cost				0	0.3
Interest cost				0	0.5
Amortization of actuarial (gain) loss, net				0	0
Amortization of prior service cost				0	0.2
Net periodic benefit cost				0	1.0
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net				0	2.7
Amortization of actuarial gain (loss), net				0	0
Prior service benefit				0	(5.9)
Amortization of prior service cost				0	(0.2)
Net translation adjustment				0	0
Total (gain) loss recognized in other comprehensive income				0	(3.4)
Total recognized in net periodic benefit cost and other comprehensive (income) loss				$ 0	$ (2.4)